Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Income Taxes Recognized

Total income taxes recognized for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	Millions of yen
Income from continuing operations	¥486,546	¥397,349	¥354,825
Other comprehensive income (loss) (Note 15)	98,130	50,100	(128,200)
Additional paid-in capital (Note 15)	—	(34,823)	—

Total income taxes	¥584,676	¥412,626	¥226,625

Schedule of Difference between Effective Income Tax Rate and Statutory Tax Rate

Reconciliations of the difference between the actual effective income tax rate of NTT Group and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2014	2015	2016
Statutory tax rate	37.98%	35.60%	33.03%
Expenses not deductible for tax purposes	0.11	0.42	0.23
Tax credits	(1.40)	(4.54)	(4.19)
Net change in valuation allowance	(0.36)	1.26	(5.82)
Effect of changes in the enacted tax rates	1.45	5.19	2.19
Equity in earnings (losses) of affiliated companies	(1.57)	0.11	0.07
Other	1.38	(0.79)	1.18

Effective tax rate	37.59%	37.25%	26.69%

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥458,453	¥531,614
Accrued enterprise tax	12,954	21,659
Property, plant, equipment, software and other	349,013	358,883
Compensated absences	82,257	76,631
Accrued bonus	34,933	32,771
Unamortized purchases of leased assets	6,708	5,801
Operating loss carryforwards	201,211	198,155
Accrued liabilities for loyalty programs	45,477	34,284
Deferred revenues regarding Nikagetsu Kurikoshi	10,723	15,820
Investments in affiliates	102,848	110,549
Other	186,501	194,075

Total gross deferred tax assets	1,491,078	1,580,242
Less—Valuation allowance	(265,950)	(171,710)

Total deferred tax assets	1,225,128	1,408,532

Deferred tax liabilities:
Unrealized gains on securities	(64,773)	(46,367)
Investment in subsidiary, principally arising upon issuance of stock	(226,474)	(207,594)
Property, plant, equipment and other	(119,714)	(122,843)
Identifiable intangible assets	(82,550)	(79,232)
Investments in affiliates	(59,687)	(58,964)
Prepaid pension costs	(36,078)	(25,080)
Other	(28,405)	(32,115)

Total gross deferred tax liabilities	(617,681)	(572,195)

Net deferred tax assets	¥607,447	¥836,337

Schedule of Net Deferred Tax Assets

Net deferred tax assets at March 31, 2015 and 2016 are included in the consolidated balance sheets as follows:

	2015	2016
	Millions of yen
Deferred income taxes (current assets)	¥219,333	¥260,446
Deferred income taxes (investments and other assets)	589,937	746,561
Other current liabilities	(4,970)	(4,123)
Deferred income taxes (long-term liabilities)	(196,853)	(166,547)

Total	¥607,447	¥836,337

Schedule of Deductions Used in Determining Taxable Income in Future Periods

At March 31, 2016, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥668,733 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ended March 31, 2016	Millions of yen
Within 5 years	¥285,305
6 to 20 years	266,976
Indefinite periods	116,452

Total	¥668,733

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2015
Millions of yen
Balance at March 31, 2014	¥5,383
Increase in tax position of current year	402
Decrease in tax position of prior year	(1,010)
Foreign currency translation adjustments	979

Balance at March 31, 2015	¥5,754

2016
Millions of yen
Balance at March 31 2015	¥5,754
Increase in tax position of current year	491
Decrease in tax position of prior year	(1,302)
Foreign currency translation adjustments	362

Balance at March 31, 2016	¥5,305